LEASES	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
LEASES

NOTE 7:-LEASES

The Company's subsidiaries entered into various non-cancelable operating lease agreements for certain of their offices and facilities, expiring between 2020 and 2027. Components of operating lease expense were as follows:

	Six month ended June 30,
	2020	2019

Operating lease cost*	$1,114	$1,166
Short- term lease cost	103	120
Total lease costs	$1,217	$1,286

*) Operating lease cost were paid in cash during the six months ended June 30, 2020 and 2019.

Supplemental information related to operating leases was as follows:

	Six month ended June 30,
	2020	2019

New operating lease assets obtained in exchange for operating lease liabilities	$3,492	$47

As of June 30, 2020 and 2019 our operating leases had a weighted average remaining lease term of 3.5 years and a weighted average discount rate of 4.5%.

Future lease payments under operating leases as of June 30, 2020 were as follows:

Operating Leases

July 1st 2020 until December 31, 2020	$1,115
2021	2,104
2022	1,555
2023	1,177
2024 and after	907

Total operating lease payments	$6,858

Less: imputed interest	(529)

Present value of lease liabilities	$6,329

As of June 30, 2020, we have entered into a new lease that has not yet commenced with future lease payments of $325, excluding extension options, that is not yet recorded on our consolidated balance sheets. This lease will come into effect during September 2020 with a non-cancelable lease term of three years.